Lines of Businesses (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Contribution of Segments to Overall Profitability
The following consolidating schedules show the contribution of our businesses to our overall profitability.

For the year ended Dec. 31, 2015 (dollar amounts in millions)	Investment Management		Investment Services	Other	Consolidated
Fee and other revenue	$3,600	(a)	$8,026	$474	$12,100	(a)
Net interest revenue	319		2,495	212	3,026
Total revenue	3,919	(a)	10,521	686	15,126	(a)
Provision for credit losses	—		—	160	160
Noninterest expense	2,869		7,383	543	10,795	(b)
Income (loss) before taxes	$1,050	(a)	$3,138	$(17)	$4,171	(a)(b)
Pre-tax operating margin (c)	27%		30%	N/M	28%
Average assets	$30,928		$283,886	$57,373	$372,187

(a)
Both fee and other revenue and total revenue include the net income from consolidated investment management funds of $18 million, representing $86 million of income and noncontrolling interests of $68 million. Income before taxes is net of noncontrolling interests of $68 million.

(b)	Includes a loss attributable to noncontrolling interest of $4 million related to other consolidated subsidiaries.

(c)	Income before taxes divided by total revenue.

For the year ended Dec. 31, 2014 (dollar amounts in millions)	Investment Management		Investment Services	Other	Consolidated
Fee and other revenue	$3,672	(a)	$7,719	$1,337	$12,728	(a)
Net interest revenue	274		2,339	267	2,880
Total revenue	3,946	(a)	10,058	1,604	15,608	(a)
Provision for credit losses	—		—	(48)	(48)
Noninterest expense	3,049		8,116	1,012	12,177
Income before taxes	$897	(a)	$1,942	$640	$3,479	(a)
Pre-tax operating margin (b)	23%		19%	N/M	22%
Average assets	$37,655		$266,495	$68,416	$372,566

(a)
Both fee and other revenue and total revenue include the net income from consolidated investment management funds of $79 million, representing $163 million of income and noncontrolling interests of $84 million. Income before taxes is net of noncontrolling interests of $84 million.

(b)	Income before taxes divided by total revenue.

For the year ended Dec. 31, 2013 (dollar amounts in millions)	Investment Management		Investment Services	Other	Consolidated
Fee and other revenue	$3,608	(a)	$7,640	$711	$11,959	(a)
Net interest revenue	260		2,514	235	3,009
Total revenue	3,868	(a)	10,154	946	14,968	(a)
Provision for credit losses	—		1	(36)	(35)
Noninterest expense	2,903		7,398	1,005	11,306
Income (loss) before taxes	$965	(a)	$2,755	$(23)	$3,697	(a)
Pre-tax operating margin (b)	25%		27%	N/M	25%
Average assets	$38,420		$247,431	$56,460	$342,311

(a)
Both fee and other revenue and total revenue include net income from consolidated investment management funds of $103 million, representing $183 million of income and noncontrolling interests of $80 million. Income before taxes is net of noncontrolling interests of $80 million.

(b)	Income before taxes divided by total revenue.